Reconciliation of Accrued Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning and ending balance	$ 23,700	143,473	143,473	143,473	143,473